Current Liabilities and Debt Obligations, Enlightenment Capital Credit Agreement (FY) (Details)							3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 26, 2020 USD ($) Extension	Jul. 19, 2019 USD ($)	Jul. 18, 2019 USD ($)	Mar. 31, 2018 shares	Jan. 25, 2017 USD ($) $ / shares shares	Mar. 31, 2015	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 18, 2017 USD ($)
Accounts Payable and Other Accrued Payables [Abstract]
Trade account payables							$ 14,800,000		$ 14,800,000		$ 13,500,000	$ 18,500,000
Accrued trade payables							$ 4,800,000		$ 4,800,000		$ 1,500,000	3,300,000
Enlightenment Capital Credit Agreement [Abstract]
Warrants exercise price (in dollars per share) | $ / shares							$ 1.321		$ 1.321		$ 1.321
Long-term Debt [Abstract]
Senior term loan principal, including exit fee											$ 17,200,000	11,825,000
Less: Unamortized discount, debt issuance costs, and lender fees											(865,000)	(841,000)
Senior term loan, net							$ 0		$ 0		16,335,000	10,984,000
Subsequent Events [Member]
Long-term Debt [Abstract]
Number of quarterly maturity date extensions | Extension	4
Amount of increase in quarterly exit fee payable	$ 250,000
Amount of increase in exit fee payable	1,000,000
Amendment fee and out-of-pocket costs and expenses	$ 100,000
Credit Agreement [Member]
Enlightenment Capital Credit Agreement [Abstract]
Increase in interest rate							1.00%
Credit agreement exit fee							$ 825,000		$ 825,000		$ 825,000
Effective interest rate							15.00%		15.00%		15.00%
Credit agreement transaction costs									$ 374,000		$ 374,000
Long-term Debt [Abstract]
Senior term loan principal, including exit fee							$ 17,200,000		17,200,000		17,200,000
Less: Unamortized discount, debt issuance costs, and lender fees							(512,000)		(512,000)		(865,000)
Senior term loan, net							16,688,000		16,688,000		16,335,000
Interest expense							700,000	$ 400,000	1,500,000	$ 800,000	2,200,000	$ 1,700,000	$ 1,500,000
Exit fee							$ 825,000		$ 825,000		$ 825,000
Class A Common Stock [Member]
Enlightenment Capital Credit Agreement [Abstract]
Common stock, par value (in dollars per share) | $ / shares											$ 0
Porter [Member]
Enlightenment Capital Credit Agreement [Abstract]
Maturity date						Jul. 01, 2017			Jul. 25, 2022		Jul. 25, 2022	Jul. 01, 2017
Aggregate redemption price														$ 2,112,000
Enlightenment Capital Solutions Fund II LP [Member]
Enlightenment Capital Credit Agreement [Abstract]
Senior term loan		$ 16,000,000
Maturity date		Jan. 15, 2021	Jan. 25, 2022
Credit agreement exit fee		$ 1,200,000	$ 825,000
Effective interest rate		17.30%
Long-term Debt [Abstract]
Additional borrowings		$ 5,000,000
Principal amount		$ 16,000,000
Prepayment price percentage for January 26, 2019 to January 25, 2020		102.00%
Prepayment price percentage for January 26, 2020 to October 14, 2020		101.00%
Agent fee		$ 110,000
Exit fee		$ 1,200,000	$ 825,000
Number of quarterly maturity date extensions | Extension	4
Amount of increase in quarterly exit fee payable	$ 250,000
Amount of increase in exit fee payable	1,000,000
Amendment fee and out-of-pocket costs and expenses	$ 100,000
Enlightenment Capital Solutions Fund II LP [Member] | Class A Common Stock [Member]
Enlightenment Capital Credit Agreement [Abstract]
Warrants issued to purchase shares of common stock (in shares) | shares					1,135,284.333
Common stock, par value (in dollars per share) | $ / shares					$ 0
Percentage of warrants issued of common equity interests					2.50%
Warrants exercise price (in dollars per share) | $ / shares					$ 1.321
Warrants expiration date							Jan. 25, 2027		Jan. 25, 2027		Jan. 25, 2027
Emmett J. Wood [Member] | Class A Common Stock [Member]
Long-term Debt [Abstract]
Number of shares held by related party (in shares) | shares				50,000			810,000		810,000		810,000
Term loan [Member] | Porter [Member]
Enlightenment Capital Credit Agreement [Abstract]
Increase in interest rate				1.00%
Term loan [Member] | Enlightenment Capital Solutions Fund II LP [Member]
Enlightenment Capital Credit Agreement [Abstract]
Senior term loan					$ 11,000,000
Maturity date									Jan. 25, 2022		Jan. 25, 2022
Accrual rate					13.00%
Increase in interest rate					14.50%
Increase in interest rate in event of default					2.00%
Monthly accrued interest rate					10.00%
Monthly accrued interest rate during continuance of an Alternate Interest Rate Event					11.50%
Number of days prior written notice									30 days		30 days
Proceeds from loan prepayment					$ 1,100,000
Long-term Debt [Abstract]
Principal amount					$ 11,000,000
Term loan [Member] | Enlightenment Capital Solutions Fund II LP [Member] | Minimum [Member]
Enlightenment Capital Credit Agreement [Abstract]
Monthly accrued interest rate											10.00%